Accounts and audit exemptions - Summary of of individual financial statements of the company (Detail)	12 Months Ended
Dec. 31, 2024
Aldwych Finance Limited [member]
Disclosure In Tabular Form Of Subsidiary Companies Exempt From Audit [Line Items]
Subsidiary companies	Aldwych Finance Limited
Company number	04720439
Faethm Limited [member]
Disclosure In Tabular Form Of Subsidiary Companies Exempt From Audit [Line Items]
Subsidiary companies	Faethm Limited
Company number	11842984
Longman Group (Overseas Holdings) Limited [member]
Disclosure In Tabular Form Of Subsidiary Companies Exempt From Audit [Line Items]
Subsidiary companies	Longman Group (Overseas Holdings) Limited
Company number	00690236
Pearson Australia Finance Unlimited [member]
Disclosure In Tabular Form Of Subsidiary Companies Exempt From Audit [Line Items]
Subsidiary companies	Pearson Australia Finance Unlimited
Company number	05578463
Pearson Dollar Finance Limited [member]
Disclosure In Tabular Form Of Subsidiary Companies Exempt From Audit [Line Items]
Subsidiary companies	Pearson Dollar Finance Limited
Company number	05111013
Pearson Dollar Finance Two Limited [member]
Disclosure In Tabular Form Of Subsidiary Companies Exempt From Audit [Line Items]
Subsidiary companies	Pearson Dollar Finance Two Limited
Company number	06507766
Pearson Education Holdings Limited [member]
Disclosure In Tabular Form Of Subsidiary Companies Exempt From Audit [Line Items]
Subsidiary companies	Pearson Education Holdings Limited
Company number	00210859
Pearson Education Investments Limited [member]
Disclosure In Tabular Form Of Subsidiary Companies Exempt From Audit [Line Items]
Subsidiary companies	Pearson Education Investments Limited
Company number	08444933
Pearson Education Limited [member]
Disclosure In Tabular Form Of Subsidiary Companies Exempt From Audit [Line Items]
Subsidiary companies	Pearson Education Limited
Company number	00872828
Pearson International Finance Limited [member]
Disclosure In Tabular Form Of Subsidiary Companies Exempt From Audit [Line Items]
Subsidiary companies	Pearson International Finance Limited
Company number	02496206
Pearson Loan Finance No. 3 Limited [member]
Disclosure In Tabular Form Of Subsidiary Companies Exempt From Audit [Line Items]
Subsidiary companies	Pearson Loan Finance No. 3 Limited
Company number	05052661
Pearson Loan Finance Unlimited [member]
Disclosure In Tabular Form Of Subsidiary Companies Exempt From Audit [Line Items]
Subsidiary companies	Pearson Loan Finance Unlimited
Company number	05144467
Pearson Management Services Limited [member]
Disclosure In Tabular Form Of Subsidiary Companies Exempt From Audit [Line Items]
Subsidiary companies	Pearson Management Services Limited
Company number	00096263
Pearson Overseas Holdings Limited [member]
Disclosure In Tabular Form Of Subsidiary Companies Exempt From Audit [Line Items]
Subsidiary companies	Pearson Overseas Holdings Limited
Company number	00145205
Pearson Professional Assessments Limited [member]
Disclosure In Tabular Form Of Subsidiary Companies Exempt From Audit [Line Items]
Subsidiary companies	Pearson Professional Assessments Limited
Company number	04904325
Pearson Strand Limited [member]
Disclosure In Tabular Form Of Subsidiary Companies Exempt From Audit [Line Items]
Subsidiary companies	Pearson Strand Limited
Company number	08561316
Pearson Services Limited [member]
Disclosure In Tabular Form Of Subsidiary Companies Exempt From Audit [Line Items]
Subsidiary companies	Pearson Services Limited
Company number	01341060
Pearson Shared Services Limited [member]
Disclosure In Tabular Form Of Subsidiary Companies Exempt From Audit [Line Items]
Subsidiary companies	Pearson Shared Services Limited
Company number	04623186
Pearson Strand Finance Limited [member]
Disclosure In Tabular Form Of Subsidiary Companies Exempt From Audit [Line Items]
Subsidiary companies	Pearson Strand Finance Limited
Company number	11091691
PVNT Limited [member]
Disclosure In Tabular Form Of Subsidiary Companies Exempt From Audit [Line Items]
Subsidiary companies	PVNT Limited
Company number	08038068
TQ Global Limited [member]
Disclosure In Tabular Form Of Subsidiary Companies Exempt From Audit [Line Items]
Subsidiary companies	TQ Global Limited
Company number	07802458